FINANCIAL INSTRUMENTS (Details Textual) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2015 CAD	Dec. 31, 2013 CAD	Dec. 31, 2013 USD ($)
Option Indexed to Issuer's Equity, Settlement Alternatives, Cash, at Fair Value | CAD	CAD 2.0	CAD 4.5	CAD 0.0
Minimum [Member]
Currency risk exposure, Hedging Policy for Anticipated Sales and Accounts Receivable, One Through Twelve Months, Percentage	0.00%
Currency risk exposure, Hedging Policy for Anticipated Sales and Accounts Receivable, Thirteen Through Twenty Four Months, Percentage	0.00%
Currency risk exposure, Hedging Policy for U.S. dollar denominated debt, Percentage	0.00%
Price risk exposure, Hedging Policy for Anticipated Sales and Purchases, One Through Twelve Months, Percentage	0.00%
Price risk exposure, Hedging Policy for Anticipated Sales and Purchases, Thirteen Through Twenty Four Months, Percentage	0.00%
Price risk exposure, Hedging Policy for Anticipated Sales and Purchases, Twenty Five Through Thirty Six Months, Percentage	0.00%
Maximum [Member]
Currency risk exposure, Hedging Policy for Anticipated Sales and Accounts Receivable, One Through Twelve Months, Percentage	67.00%
Currency risk exposure, Hedging Policy for Anticipated Sales and Accounts Receivable, Thirteen Through Twenty Four Months, Percentage	25.00%
Currency risk exposure, Hedging Policy for U.S. dollar denominated debt, Percentage	60.00%
Price risk exposure, Hedging Policy for Anticipated Sales and Purchases, One Through Twelve Months, Percentage	70.00%
Price risk exposure, Hedging Policy for Anticipated Sales and Purchases, Thirteen Through Twenty Four Months, Percentage	60.00%
Price risk exposure, Hedging Policy for Anticipated Sales and Purchases, Twenty Five Through Thirty Six Months, Percentage	30.00%
Commodity Option [Member]
Derivative Asset | $				$ 0